Dividends - Summary of Proposed Final Dividend (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fiscal year twenty eighteen [member]
Disclosure of Proposed Dividend [Line Items]
Proposed final dividend	¥ 1,591	¥ 0